SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
SEGMENT INFORMATION

The Company operates in a single reportable operating segment, being the acquisition, exploration, and development of North American mineral properties. Geographic information about the Company’s non-current assets, excluding financial instruments, as at December 31, 2019 and December 31, 2018 is as follows:

Non-current assets	December 31, 2019	December 31, 2018
Canada	$253,587	$243,854
Mexico	252	334
USA	454	809
Total	$254,293	$244,997